Financial instruments and financial risk management - Fair value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value hierarchy
Transfers out of Level 1 to Level 2 assets	€ 0
Transfers out of Level 1 to Level 2 liabilities	0
Transfers out of Level 2 to Level 1 assets	0
Transfers out of Level 2 to Level 1 liabilities	0
Transfer into level 3 assets	0
Transfer out of level 3 assets	0
Transfer into level 3 liabilities	0
Transfer out of level 3 liabilities	0
Level 1
Fair value hierarchy
Current financial assets	1,004,539	€ 283,529	€ 168,907
Assets carried at fair value	1,004,539	283,529	168,907
Level 3
Fair value hierarchy
Non-current financial assets	2,596	1	1
Assets carried at fair value	€ 2,596	€ 1	€ 1